Report of Directors Corporate Governance - Other Scheme Interests Awarded (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2025 shares tranche £ / shares $ / shares	Dec. 31, 2025 shares tranche £ / shares
Long-term incentive awards
HSBC Holdings Ordinary Shares [Roll Forward]
Average share price (in gbp per share) | $ / shares	$ 10.708
Georges Elhedery | 28 Feb 22 | Long-term incentive awards
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.380	£ 5.380
Vested Tranche | tranche	1	1
Market price at vest (in BP per share) | £ / shares		£ 8.4415
Closing price before vest date (in GBP per share) | £ / shares	$ 8.5480	£ 8.5480
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		223,989
Shares vested (in shares)		33,597
Lapsed In period (in shares)		55,998
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	134,394	134,394
Georges Elhedery | 28 Feb 22 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.380	£ 5.380
Vested Tranche | tranche	1	1
Market price at vest (in BP per share) | £ / shares		£ 8.4415
Closing price before vest date (in GBP per share) | £ / shares	$ 8.5480	£ 8.5480
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		273,163
Shares vested (in shares)		54,632
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	218,531	218,531
Georges Elhedery | 27 Feb 23 | Long-term incentive awards
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 6.357	£ 6.357
Vested Tranche | tranche	0	0
Market price at vest (in BP per share) | £ / shares		£ 0
Closing price before vest date (in GBP per share) | £ / shares	$ 0	£ 0
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		251,474
Shares vested (in shares)		0
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	251,474	251,474
Georges Elhedery | 26 Feb 24 | Long-term incentive awards
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.972	£ 5.972
Vested Tranche | tranche	0	0
Market price at vest (in BP per share) | £ / shares		£ 0
Closing price before vest date (in GBP per share) | £ / shares	$ 0	£ 0
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		569,177
Shares vested (in shares)		0
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	569,177	569,177
Georges Elhedery | 24 Feb 20 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.622	£ 5.622
Vested Tranche | tranche	3	3
Market price at vest (in BP per share) | £ / shares		£ 8.6138
Closing price before vest date (in GBP per share) | £ / shares	$ 8.7640	£ 8.7640
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		88,597
Shares vested (in shares)		29,532
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	59,065	59,065
Georges Elhedery | 1 Mar 21 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 4.262	£ 4.262
Vested Tranche | tranche	2	2
Market price at vest (in BP per share) | £ / shares		£ 8.6138
Closing price before vest date (in GBP per share) | £ / shares	$ 8.7640	£ 8.7640
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		244,419
Shares vested (in shares)		61,104
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	183,315	183,315
Pam Kaur | 28 Feb 22 | Long-term incentive awards
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.380	£ 5.380
Vested Tranche | tranche	1	1
Market price at vest (in BP per share) | £ / shares		£ 8.4415
Closing price before vest date (in GBP per share) | £ / shares	$ 8.5480	£ 8.5480
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		168,077
Shares vested (in shares)		25,211
Lapsed In period (in shares)		42,020
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	100,846	100,846
Pam Kaur | 28 Feb 22 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.380	£ 5.380
Vested Tranche | tranche	1	1
Market price at vest (in BP per share) | £ / shares		£ 8.4415
Closing price before vest date (in GBP per share) | £ / shares	$ 8.5480	£ 8.5480
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		210,542
Shares vested (in shares)		42,108
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	168,434	168,434
Pam Kaur | 27 Feb 23 | Long-term incentive awards
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 6.357	£ 6.357
Vested Tranche | tranche	0	0
Market price at vest (in BP per share) | £ / shares		£ 0
Closing price before vest date (in GBP per share) | £ / shares	$ 0	£ 0
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		146,393
Shares vested (in shares)		0
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	146,393	146,393
Pam Kaur | 27 Feb 23 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 6.357	£ 6.357
Vested Tranche | tranche	0	0
Market price at vest (in BP per share) | £ / shares		£ 0
Closing price before vest date (in GBP per share) | £ / shares	$ 0	£ 0
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		65,843
Shares vested (in shares)		0
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	65,843	65,843
Pam Kaur | 26 Feb 24 | Long-term incentive awards
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.972	£ 5.972
Vested Tranche | tranche	0	0
Market price at vest (in BP per share) | £ / shares		£ 0
Closing price before vest date (in GBP per share) | £ / shares	$ 0	£ 0
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		185,889
Shares vested (in shares)		0
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	185,889	185,889
Pam Kaur | 26 Feb 24 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.972	£ 5.972
Vested Tranche | tranche	0	0
Market price at vest (in BP per share) | £ / shares		£ 0
Closing price before vest date (in GBP per share) | £ / shares	$ 0	£ 0
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		100,798
Shares vested (in shares)		0
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	100,798	100,798
Pam Kaur | 24 Feb 20 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 5.622	£ 5.622
Vested Tranche | tranche	3	3
Market price at vest (in BP per share) | £ / shares		£ 8.6138
Closing price before vest date (in GBP per share) | £ / shares	$ 8.7640	£ 8.7640
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		58,909
Shares vested (in shares)		19,635
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	39,274	39,274
Pam Kaur | 1 Mar 21 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 4.262	£ 4.262
Vested Tranche | tranche	2	2
Market price at vest (in BP per share) | £ / shares		£ 8.6138
Closing price before vest date (in GBP per share) | £ / shares	$ 8.7640	£ 8.7640
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		169,555
Shares vested (in shares)		42,388
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	127,167	127,167
Pam Kaur | 26 Feb 18 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 7.234	£ 7.234
Vested Tranche | tranche	5	5
Market price at vest (in BP per share) | £ / shares		£ 8.6138
Closing price before vest date (in GBP per share) | £ / shares	$ 8.7640	£ 8.7640
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		15,633
Shares vested (in shares)		15,633
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	0	0
Pam Kaur | 25 Feb 19 | Deferred shares
Disclosure of classes of share capital [line items]
Award price (in GBP per share) | £ / shares	$ 6.235	£ 6.235
Vested Tranche | tranche	4	4
Market price at vest (in BP per share) | £ / shares		£ 8.6138
Closing price before vest date (in GBP per share) | £ / shares	$ 8.7640	£ 8.7640
HSBC Holdings Ordinary Shares [Roll Forward]
Conditional share awards outstanding at 1 Jan (in shares)		37,310
Shares vested (in shares)		18,655
Lapsed In period (in shares)		0
Cancelled in period (in shares)		0
Conditional share awards outstanding at 31 Dec (in shares)	18,655	18,655
Key management personnel of entity or parent
HSBC Holdings Ordinary Shares [Roll Forward]
Vesting percentage	75.00%	75.00%
Percentage of awards forfeited	25.00%	25.00%
Period of retaining shares after vesting		1 year
Awards vesting, number of equal tranches | tranche	5	5
Key management personnel of entity or parent | Long-term incentive awards
HSBC Holdings Ordinary Shares [Roll Forward]
Average share price (in gbp per share) | £ / shares		£ 0
Key management personnel of entity or parent | Deferred shares
HSBC Holdings Ordinary Shares [Roll Forward]
Average share price (in gbp per share) | £ / shares		£ 0